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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               -----------
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Flowering Tree Investment Management Pte. Ltd.

Address: 83 Tras Street, Singapore 079022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adam Fiore

Title: Chief Operating Officer and Director

Phone: +65 6304 3030

Signature, Place, and Date of Signing:

      /s/ Adam Fiore                Singapore                  2/13/2013
--------------------------   ------------------------   ------------------------
          (Name)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4 Items

Form 13F Information Table Value Total:     $131,670 (thousands)

List of Other Included Managers:  Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           ITEM 1                  ITEM 2        ITEM 3     ITEM 4      ITEM 5            ITEM 6    ITEM 7     ITEM 8
                                                            Market                                             Voting
                                                             Value     Shares /         Investment  Other    Authority
       Name of Issuer         Title of Class     CUSIP    (X $1,000)   Prn Amt.  SH/PRN Discretion Managers     Sole
---------------------------- ----------------- --------- ------------ ---------- ------ ---------- -------- ------------
BAIDU INC                    SPON ADR REP A    056752108       52,699    525,469   SH      SOLE      NONE        525,469
COGNIZANT TECHNOLOGY SOLUTIO CL A              192446102       35,584    481,647   SH      SOLE      NONE        481,647
CTRIP COM INTL LTD           AMERICAN DEP SHS  22943F100       16,021    707,014   SH      SOLE      NONE        707,014
MELCO CROWN ENTMT LTD        ADR               585464100       27,366  1,625,072   SH      SOLE      NONE      1,625,072

                                                              131,670  3,339,202                               3,339,202